Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Work in process	$ 6,783	$ 5,008
Finished goods	5,730	5,109
Total	$ 12,513	$ 10,117